Borrowings, Repayment Profile (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Facility	Dec. 31, 2024 USD ($) Facility
Bank Borrowings [Abstract]
Outstanding amount	$ 1,026,687	$ 1,122,249
Repayment profile amount	$ 631,058	$ 785,954
Credit Facility [Member]
Bank Borrowings [Abstract]
Number of credit facilities | Facility	9	10
Credit Facility [Member] | Joint Ventures [Member]
Bank Borrowings [Abstract]
Number of credit facilities | Facility	10	10
USD 473 million facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	$ 473,000	$ 473,000
Outstanding amount	72,600
USD 473 million facility [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	14,496
USD 473 million facility [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	58,106
USD 216 million facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	216,000	216,000
Outstanding amount	$ 125,000
Maturity date	2026
USD 216 million facility [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 6,300
USD 216 million facility [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	118,650
USD 84 million facility (DSF) [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	84,000	84,000
Outstanding amount	$ 75,400
Maturity date	2029
USD 84 million facility (DSF) [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 4,317
USD 84 million facility (DSF) [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	8,633
USD 84 million facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	84,000	84,000
Outstanding amount	46,700
USD 84 million facility [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	3,120
USD 84 million facility [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	43,615
USD 39 million facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	39,000	39,000
Outstanding amount	13,800
USD 39 million facility [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	13,795
USD 39 million facility [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	0
USD 40 million facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	40,000	40,000
Outstanding amount	$ 34,400
Maturity date	2029
USD 40 million facility [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 1,437
USD 40 million facility [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	2,874
USD 303 million facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	303,000	303,000
Outstanding amount	80,000
USD 303 million facility [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	80,000
USD 303 million facility [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	0
USD 374 million facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		374,000
Outstanding amount	0
USD 51.8 million facility [Member] | Vista Shipping Pte. Ltd. [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	51,800	51,800
Outstanding amount	$ 28,900
Maturity date	2031
USD 51.8 million facility [Member] | Vista Shipping Pte. Ltd. [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 1,727
USD 51.8 million facility [Member] | Vista Shipping Pte. Ltd. [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	3,453
USD 111.0 million facility [Member] | Vista Shipping Pte. Ltd. [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	111,000	111,000
Outstanding amount	$ 71,700
Maturity date	2032
USD 111.0 million facility [Member] | Vista Shipping Pte. Ltd. [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 3,700
USD 111.0 million facility [Member] | Vista Shipping Pte. Ltd. [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	7,400
USD 89.6 million facility [Member] | Vista Shipping Pte. Ltd. [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	89,600	89,600
Outstanding amount	$ 78,400
Maturity date	2033
USD 89.6 million facility [Member] | Vista Shipping Pte. Ltd. [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 2,635
USD 89.6 million facility [Member] | Vista Shipping Pte. Ltd. [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	5,271
USD 88.5 million facility [Member] | Vista Shipping Pte. Ltd. [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	88,500	88,500
Outstanding amount	$ 81,100
Maturity date	2031
USD 88.5 million facility [Member] | Vista Shipping Pte. Ltd. [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 2,458
USD 88.5 million facility [Member] | Vista Shipping Pte. Ltd. [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	4,917
USD 22.1 million facility [Member] | H&A Shipping [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	22,100	22,100
Outstanding amount	$ 16,600
Maturity date	2026
USD 22.1 million facility [Member] | H&A Shipping [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 737
USD 22.1 million facility [Member] | H&A Shipping [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	15,838
USD 23.5 million facility [Member] | H&A Shipping [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	23,500	$ 23,500
Outstanding amount	$ 18,400
Maturity date	2028
USD 23.5 million facility [Member] | H&A Shipping [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 735
USD 23.5 million facility [Member] | H&A Shipping [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 1,470
Borrowing Base Facilities [Member]
Bank Borrowings [Abstract]
Number of credit facilities | Facility	2	2
Up to USD 175 million borrowing base facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	$ 175,000
Outstanding amount	$ 47,500
Maturity date	2025
Up to USD 175 million borrowing base facility [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 47,500
Up to USD 175 million borrowing base facility [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	0
Up to USD 175 million borrowing base facility - Accordion option of USD 75 million [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	175,000
Outstanding amount	$ 58,500
Maturity date	2025
Up to USD 175 million borrowing base facility - Accordion option of USD 75 million [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 58,500
Up to USD 175 million borrowing base facility - Accordion option of USD 75 million [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	0
Borrowing base facility with an accordion option [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	75,000
USD 413 million term loan [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	$ 413,000
Maturity date	2026
USD 68 million term loan [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	$ 68,000
Maturity date	2026
USD 30 million term loan [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	$ 30,000
Maturity date	2025
USD 60 million revolving credit facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	$ 60,000
Maturity date	2026
USD 9 million revolving credit facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	$ 9,000
Maturity date	2025
USD 303 million revolving credit facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity	$ 303,000
Maturity date	2029
Vessel 1 French Tax Lease Arrangement [Member] | Ecomar [Member]
Bank Borrowings [Abstract]
Outstanding amount	$ 40,500
Maturity date	2032
Vessel 1 French Tax Lease Arrangement [Member] | Ecomar [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 1,545
Vessel 1 French Tax Lease Arrangement [Member] | Ecomar [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	5,309
Vessel 2 French Tax Lease Arrangement [Member] | Ecomar [Member]
Bank Borrowings [Abstract]
Outstanding amount	$ 39,600
Maturity date	2032
Vessel 2 French Tax Lease Arrangement [Member] | Ecomar [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 752
Vessel 2 French Tax Lease Arrangement [Member] | Ecomar [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	5,538
Vessel 3 French Tax Lease Arrangement [Member] | Ecomar [Member]
Bank Borrowings [Abstract]
Outstanding amount	$ 8,100
Maturity date	2032
Vessel 3 French Tax Lease Arrangement [Member] | Ecomar [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 0
Vessel 3 French Tax Lease Arrangement [Member] | Ecomar [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	6,466
Vessel 4 French Tax Lease Arrangement [Member] | Ecomar [Member]
Bank Borrowings [Abstract]
Outstanding amount	$ 300
Maturity date	2033
Vessel 4 French Tax Lease Arrangement [Member] | Ecomar [Member] | Financial year ended 31 December 2025 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 0
Vessel 4 French Tax Lease Arrangement [Member] | Ecomar [Member] | Financial year ended 31 December 2026 [Member]
Bank Borrowings [Abstract]
Repayment profile amount	$ 1,250